Employee Benefits and Incentive Plans - Summarizes Information on Options Granted Under EIP (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 13.12
Exercise Price, Upper Limit	$ 84.80
Outstanding Number of Options	2,870,413	315,563	318,000	312,688
Average Remaining Contractual Life (years)	8 years 9 months 22 days
Outstanding Weighted Average Exercise Price	$ 27.44	$ 27.04	$ 24.00	$ 19.36
Exercisable Number of Options	889,969
Exercisable Weighted Average Exercise Price	$ 30.08
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.12
Outstanding Number of Options	189,100
Average Remaining Contractual Life (years)	3 years 11 months 9 days
Outstanding Weighted Average Exercise Price	$ 13.12
Exercisable Number of Options	189,100
Exercisable Weighted Average Exercise Price	$ 13.12
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 25.52
Outstanding Number of Options	1,943,906
Average Remaining Contractual Life (years)	9 years 3 months
Outstanding Weighted Average Exercise Price	$ 25.52
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 25.88
Outstanding Number of Options	24,688
Average Remaining Contractual Life (years)	6 years
Outstanding Weighted Average Exercise Price	$ 28.88
Exercisable Number of Options	19,750
Exercisable Weighted Average Exercise Price	$ 28.88
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 33.52
Outstanding Number of Options	647,969
Average Remaining Contractual Life (years)	9 years 3 months
Outstanding Weighted Average Exercise Price	$ 33.52
Exercisable Number of Options	647,969
Exercisable Weighted Average Exercise Price	$ 33.52
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 50.88
Outstanding Number of Options	25,625
Average Remaining Contractual Life (years)	5 years 29 days
Outstanding Weighted Average Exercise Price	$ 50.88
Exercisable Number of Options	20,500
Exercisable Weighted Average Exercise Price	$ 50.88
Range Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 72.32
Outstanding Number of Options	24,125
Average Remaining Contractual Life (years)	7 years 3 months 29 days
Outstanding Weighted Average Exercise Price	$ 72.32
Exercisable Number of Options	9,650
Exercisable Weighted Average Exercise Price	$ 72.32
Range Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 84.80
Outstanding Number of Options	15,000
Average Remaining Contractual Life (years)	8 years 29 days
Outstanding Weighted Average Exercise Price	$ 84.80
Exercisable Number of Options	3,000
Exercisable Weighted Average Exercise Price	$ 84.80